Stockholders’ Equity (Details) - USD ($)				1 Months Ended			5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 05, 2019	May 23, 2019	Nov. 01, 2017	Aug. 24, 2021	May 23, 2019	Feb. 15, 2018	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019	Nov. 30, 2021	Oct. 19, 2020
Stockholders’ Equity (Details) [Line Items]
Common stock, description							In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial business combination (including pursuant to a specified future issuance), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including pursuant to a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Company’s initial business combination (excluding any shares or equity-linked securities issued or issuable to any seller in the initial business combination).
Preferred stock, shares authorized							1,000,000	1,000,000
Preferred stock par value (in Dollars per share)							$ 0.0001	$ 0.0001
Shares issued												11,500,000
DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Common stock converted			1,000
Shares of common stock	229,807	1,587,700			1,587,700
Common Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock voting rights									The Class A common stockholders had voting rights equivalent to one vote per share of common stock and the Class B common stockholders have no voting rights.
Total authorized common shares increased		0.08			154,503
Warrant [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued									6,366,638
Number of warrant to purchase shares	667
Purchase price (in Dollars per share)	$ 3,000
Issuance of fair value (in Dollars per share)	$ 2,078				$ 3,000	$ 5,400
Total fair value (in Dollars)	$ 1,386,026				$ 7,383,000	$ 7,381,800
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares							50,000,000	50,000,000
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Common stock, shares issued							1,715,792
Common stock, shares outstanding							1,715,792
Common stock subject to possible redemption							9,784,208
Class A Common Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares		78,000			78,000		125,482,677		500,000,000
Common stock, par value (in Dollars per share)									$ 0.0001
Additional issued shares										2,020
Shares of common stock									16,607,894
Class A Common Stock [Member] | Business Combination [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares							50,000,000	50,000,000
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Common stock, shares issued							11,500,000	14,375,000
Common stock, shares outstanding							11,500,000	14,375,000
Shares subject to possible redemption							11,500,000	11,500,000
Class A Common Stock [Member] | Common Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Outstanding common shares were converted									(22,900,719)
Class A Common Stock [Member] | Preferred Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Additional issued shares			100,000
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares							12,500,000	12,500,000
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Common stock, shares issued							2,875,000
Common stock, shares outstanding							2,875,000
Common stock voting rights							Holders of the Company’s Class B common stock are entitled to one vote for each share
Converted basis percentage							20.00%
Class B Common Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares		76,503			76,503
Number of warrant to purchase shares		3,000				1,367
Purchase price (in Dollars per share)						$ 0.01
Shares of common stock									2,017
Class B Common Stock [Member] | Business Combination [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares								12,500,000
Common stock, par value (in Dollars per share)								$ 0.0001
Common stock, shares issued							2,875,000
Common stock, shares outstanding							2,875,000
Common stock voting rights								Holders of the Company’s Class B common stock were entitled to one vote for each share.
Outstanding common shares were converted				2,875,000
Class B Common Stock [Member] | Common Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Outstanding common shares were converted									(35,488,938)
Class B Common Stock [Member] | Preferred Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Additional issued shares			35,597
Series A Preferred Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued										40,000
Number of warrant to purchase shares					2,461
Paid preferred stock value (in Dollars per share)		$ 3,000			$ 3,000
Purchase price (in Dollars per share)					$ 0.01
Series A Preferred Stock [Member] | Preferred Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity (Details) [Line Items]
Outstanding common shares were converted									(18,099,548)
Common stock converted			64,402